Document And Entity Information	May 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2022
Entity Registrant Name	LifeStance Health Group, Inc.
Entity Central Index Key	0001845257
Entity Emerging Growth Company	true
Entity File Number	001-40478
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1832801
Entity Address, Address Line One	4800 N. Scottsdale Road
Entity Address, Address Line Two	Suite 6000
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	602
Local Phone Number	767-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LFST
Security Exchange Name	NASDAQ